Restricted Stock Units ("RSUs") Awards - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares reserved (in shares)	43,312,150
Percentage annual increase in shares reserved for issuance (in shares)	3.00%
Award vesting period (in years)	3 years
RSU expense	$ 15.0	$ 11.0	[1]	$ 18.0	[1]
Restricted Stock Units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average remaining contractual life of outstanding share options	2 years 10 months 24 days	1 year 8 months 12 days		1 year 6 months
Number of shares vested, but not issued (in shares)				2,011,623
RSU expense	$ 15.4	$ 11.0		$ 18.2
Weighted average fair value at measurement date, other equity instruments granted	18.6	19.3		8.2
Unrecognized compensation costs	$ 14.9	$ 6.2		$ 12.6
Period to recognized unrecognized compensation expense (in years)	2 years 4 months 24 days	1 year 4 months 24 days		1 year 1 month 6 days

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.